Organization (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Basis Of Presentation Organization And Going Concern Details Narrative Abstract
State of incorporation	NV
Date of incorporation	May 05, 1998
Cash	$ 8,549,510	$ 14,151,523	$ 15,950,512	$ 16,604,011	$ 696,826
Working capital	13,897,863	14,590,959
Cash and cash equivalents and short term investments on hand	$ 13,549,510	$ 14,151,523